SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax expense	$ 797,147	$ 507,740
Deferred income tax benefit	(273,666)	(393,958)
Income tax expense benefit	$ 523,481	$ 113,782